Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Bank Borrowings [Abstract]
Schedule of Bank Borrowings are Working Capital Loans from Banks	Bank borrowings are working capital loans from banks in China. Short-term bank borrowings as of December 31, 2022 consisted of the following:
Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Bank of Communications	Huadong	3.55%	3/9/2022	1/19/2023	4,000,000	579,946
Agricultural Bank of China	Huadong	3.40%	12/8/2022	12/7/2023	9,000,000	1,304,877
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2/17/2022	3/2/2023*	5,000,000	724,932
Bank of China	Huadong	3.55%	3/9/2022	1/19/2023*	5,000,000	724,932
Agricultural Bank of China	Yada	3.60%	12/8/2022	12/6/2023*	10,000,000	1,449,864
Industrial and Commercial Bank of China	Yada	3.70%	2/18/2022	2/21/2023*	9,000,000	1,304,877
Total					42,000,000	6,089,428
*	These loans were renewed upon maturity.
Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Bank of Communications	Huadong	3.70%	11/1/2021	10/19/2022	5,000,000	784,610
Agricultural Bank of China	Huadong	3.70%	11/3/2021	11/3/2022	9,000,000	1,412,296
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2/25/2021	2/17/2022	5,000,000	784,609
Bank of China	Huadong	3.80%	3/3/2021	3/2/2022	5,000,000	784,609
Industrial and Commercial Bank of China	Yada	3.85%	2/19/2021	2/18/2022	9,000,000	1,412,296
Total					33,000,000	5,178,420

Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings	The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:
	December 31, 2022	December 31, 2021
	US$	US$
Buildings, net	2,777,379	2,499,131
Land use right, net	96,416	294,582
Total	2,873,795	2,793,713